SECURITIES AVAILABLE FOR SALE (Tables)	9 Months Ended
Sep. 30, 2012
Available-For-Sale Securities [Abstract]
Schedule of amortized costs and fair values of securities available for sale

(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
September 30, 2012
State, county and municipals	$32,315	$1,304	$—	$33,619
Mortgage-backed securities	17,412	951	—	18,363
U.S. Government sponsored enterprises	2,499	4	—	2,503
Equity securities	1,624	966	—	2,590
	$53,850	$3,225	$—	$57,075

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Values
December 31, 2011
State, county and municipals	$30,130	$1,718	$—	$31,848
Mortgage-backed securities	17,450	1,042	7	18,485
U.S. Government sponsored enterprises	4,995	24	—	5,019
Equity securities	1,624	—	217	1,407
	$54,199	$2,784	$224	$56,759

Schedule of unrealized losses and fair value

	December 31, 2011
	Less than 12 months		12 months or more		Total
(in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government sponsored enterprises	$1,015	$7	$—	$—	$1,015	$7
Equity securities	—	—	1,407	217	1,407	217
	$1,015	$7	$1,407	$217	$2,422	$224

Schedule of amortized cost and fair value classified by contractual maturities
		September 30, 2012
(in thousands)	Amortized Cost		Fair Value
Due in less than one year	$6,381		$6,410
Due in one year through five years	20,978		21,973
Due after five years through ten years	7,080		7,364
Due after ten years	375		375
	34,814		36,122
Mortgage-backed securities	17,412		18,363
Equity securities	1,624		2,590
Securities available for sale	$53,850		$57,075